Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	$ 335,273	$ 1,123,956	$ 3,878,677	$ 11,608,855
Restricted cash	266,944	5,166	8,251	10,905
Cash and cash equivalents and restricted cash	$ 602,217	$ 1,129,122	$ 3,886,928	$ 11,619,760	$ 1,050,204